Report Of The Directors Financial Review Risk Report - Personal lending: residential mortgage loans including loan commitments by level of collateral for key countries/territories (by stage) (Details) - Personal Lending Sector - Loans and advances to customers at amortised cost - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 359,948	$ 388,943
ECL coverage	0.20%	0.20%
– UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 169,651	$ 172,797
ECL coverage	0.10%	0.10%
– Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 102,656	$ 99,284
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 317,669	$ 378,136
Collateral value	$ 6,521	$ 484
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 134,373	$ 169,095
Collateral value	$ 237	$ 235
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 101,390	$ 98,050
Collateral value	$ 6,146	$ 28
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 310,705	$ 377,454
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 134,044	$ 168,737
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 94,949	$ 98,020
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,964	$ 682
ECL coverage	0.00%	0.30%
Non-credit impaired | – stage 1 | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 329	$ 358
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,441	$ 30
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – less than 50% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 154,337	$ 190,370
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – less than 50% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 70,936	$ 81,582
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – less than 50% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 44,740	$ 61,234
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 51% to 60% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 57,386	$ 64,217
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 51% to 60% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 23,226	$ 28,555
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 51% to 60% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 18,027	$ 12,070
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 61% to 70% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 44,805	$ 51,842
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 61% to 70% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,391	$ 25,949
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 61% to 70% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10,096	$ 4,649
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 71% to 80% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 25,458	$ 46,932
ECL coverage	0.00%	0.10%
Non-credit impaired | – stage 1 | – 71% to 80% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,849	$ 24,114
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 71% to 80% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,167	$ 8,360
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 81% to 90% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17,106	$ 18,778
ECL coverage	0.00%	0.10%
Non-credit impaired | – stage 1 | – 81% to 90% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,922	$ 7,899
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 81% to 90% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,883	$ 8,420
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 91% to 100% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,613	$ 5,315
ECL coverage	0.00%	0.10%
Non-credit impaired | – stage 1 | – 91% to 100% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 720	$ 638
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 91% to 100% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10,036	$ 3,287
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 101% to 110% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,127	$ 254
ECL coverage	0.00%	0.60%
Non-credit impaired | – stage 1 | – 101% to 110% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 73	$ 104
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 101% to 110% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,953	$ 26
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 111% to 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 570	$ 98
ECL coverage	0.00%	0.40%
Non-credit impaired | – stage 1 | – 111% to 120% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 61	$ 60
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 111% to 120% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 482	$ 1
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – greater than 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 267	$ 330
ECL coverage	0.40%	0.10%
Non-credit impaired | – stage 1 | – greater than 120% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 195	$ 194
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – greater than 120% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6	$ 3
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 40,049	$ 7,734
Collateral value	$ 123	$ 20
ECL coverage	0.60%	1.70%
Non-credit impaired | Lifetime expected credit losses | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 34,590	$ 2,741
Collateral value	$ 38	$ 2
ECL coverage	0.40%	2.10%
Non-credit impaired | Lifetime expected credit losses | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,028	$ 1,166
Collateral value	$ 44	$ 0
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 39,906	$ 7,710
ECL coverage	0.60%	1.70%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 34,541	$ 2,738
ECL coverage	0.40%	2.10%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 981	$ 1,166
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 143	$ 24
ECL coverage	6.90%	13.60%
Non-credit impaired | Lifetime expected credit losses | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 49	$ 3
ECL coverage	0.30%	7.70%
Non-credit impaired | Lifetime expected credit losses | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 47	$ 0
ECL coverage	0.20%	0.00%
Non-credit impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,250	$ 4,380
ECL coverage	0.70%	1.50%
Non-credit impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10,387	$ 1,846
ECL coverage	0.60%	1.60%
Non-credit impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 577	$ 905
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,372	$ 1,317
ECL coverage	0.50%	1.40%
Non-credit impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,402	$ 397
ECL coverage	0.40%	2.40%
Non-credit impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 171	$ 106
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,617	$ 1,016
ECL coverage	0.40%	1.60%
Non-credit impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,541	$ 282
ECL coverage	0.30%	3.00%
Non-credit impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 85	$ 34
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,770	$ 725
ECL coverage	0.50%	2.30%
Non-credit impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,922	$ 175
ECL coverage	0.30%	4.70%
Non-credit impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 37	$ 50
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,388	$ 208
ECL coverage	0.50%	4.30%
Non-credit impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,918	$ 32
ECL coverage	0.20%	5.60%
Non-credit impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 51	$ 58
ECL coverage	0.10%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 509	$ 64
ECL coverage	1.10%	4.10%
Non-credit impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 371	$ 6
ECL coverage	0.20%	1.90%
Non-credit impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 60	$ 13
ECL coverage	0.20%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 73	$ 7
ECL coverage	3.60%	18.60%
Non-credit impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10	$ 1
ECL coverage	1.20%	1.00%
Non-credit impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 45	$ 0
ECL coverage	0.20%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24	$ 8
ECL coverage	12.50%	16.60%
Non-credit impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10	$ 0
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 0
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 46	$ 9
ECL coverage	9.10%	6.70%
Non-credit impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 29	$ 2
ECL coverage	0.10%	11.10%
Non-credit impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,230	$ 3,073
Collateral value	$ 79	$ 143
ECL coverage	12.10%	13.50%
Credit impaired | Lifetime expected credit losses | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 688	$ 961
Collateral value	$ 4	$ 6
ECL coverage	11.10%	14.40%
Credit impaired | Lifetime expected credit losses | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 238	$ 68
Collateral value	$ 1	$ 0
ECL coverage	0.10%	0.30%
Credit impaired | Lifetime expected credit losses | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,097	$ 2,853
ECL coverage	9.90%	11.50%
Credit impaired | Lifetime expected credit losses | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 676	$ 954
ECL coverage	11.10%	14.20%
Credit impaired | Lifetime expected credit losses | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 237	$ 68
ECL coverage	0.10%	0.30%
Credit impaired | Lifetime expected credit losses | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 133	$ 220
ECL coverage	46.90%	39.60%
Credit impaired | Lifetime expected credit losses | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12	$ 7
ECL coverage	9.80%	30.80%
Credit impaired | Lifetime expected credit losses | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 0
ECL coverage	0.30%	0.00%
Credit impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,077	$ 1,490
ECL coverage	7.20%	9.20%
Credit impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 448	$ 635
ECL coverage	9.40%	13.00%
Credit impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 105	$ 48
ECL coverage	0.00%	0.50%
Credit impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 330	$ 443
ECL coverage	7.60%	8.60%
Credit impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 110	$ 129
ECL coverage	9.70%	14.00%
Credit impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 26	$ 10
ECL coverage	0.10%	0.10%
Credit impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 207	$ 371
ECL coverage	12.60%	10.90%
Credit impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 48	$ 79
ECL coverage	15.90%	16.20%
Credit impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11	$ 2
ECL coverage	0.70%	0.10%
Credit impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 212	$ 256
ECL coverage	14.70%	15.40%
Credit impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 33	$ 67
ECL coverage	19.70%	19.10%
Credit impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 25	$ 3
ECL coverage	0.10%	0.00%
Credit impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 147	$ 171
ECL coverage	17.80%	20.40%
Credit impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10	$ 21
ECL coverage	24.50%	25.20%
Credit impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 27	$ 4
ECL coverage	0.00%	0.00%
Credit impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 124	$ 122
ECL coverage	18.10%	32.20%
Credit impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 27	$ 23
ECL coverage	22.50%	18.60%
Credit impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 43	$ 1
ECL coverage	0.00%	0.00%
Credit impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 37	$ 56
ECL coverage	24.30%	27.50%
Credit impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10	$ 4
ECL coverage	3.70%	22.30%
Credit impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 0
ECL coverage	0.40%	0.00%
Credit impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17	$ 29
ECL coverage	32.70%	29.20%
Credit impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	64.90%	0.00%
Credit impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Credit impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 79	$ 135
ECL coverage	60.50%	46.90%
Credit impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 3
ECL coverage	36.20%	45.50%
Credit impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%